Non-trading investments - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Equity Securities without Readily Determinable Fair Value [Line Items]
Unrealized losses on equity securities owned by non-BD entities that are not investment companies	¥ 94,656
Non-trading equity investments [Member]
Equity Securities without Readily Determinable Fair Value [Line Items]
Unrealized losses on equity securities owned by non-BD entities that are not investment companies	2,630
Non-trading equity investments elected for the fair value measurement alternative	¥ 95,529	¥ 65,365